Borrowings - Additional Information (Details) $ in Millions				1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 20, 2018 USD ($)	Nov. 20, 2018 USD ($)	Aug. 09, 2018 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	[1]	Jun. 04, 2020 USD ($)	Mar. 27, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 7,073		$ 5,608	$ 5,562
Loss on modification or early retirement of debt							0	(81)	$ 0
2023, 2025 and 2028 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value							$ 5,530	$ 5,520
Borrowings			$ 5,500
2023 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,800
Borrowings, interest rate			4.60%
2025 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,800
Borrowings, interest rate			5.125%
2028 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,900
Borrowings, interest rate			5.40%
2026 and 2030 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 1,500
Original issue discount and deferred financing costs											18
Proceeds from issue of bonds, senior notes and debentures net of original issue discount and deferred offering costs					1,480
2026 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 800
Borrowings, interest rate											3.80%
2030 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 700
Borrowings, interest rate											4.375%
2018 SCL Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum leverage ratio	4.0	4.0					4.0	4.0
Minimum interest coverage ratio	2.50	2.50
Debt instrument, ratio of indebtedness to adjusted EBITDA, waived												4.00
Debt Instrument, Ratio of Adjusted EBITDA to Net Interest Expense, Waived												2.50
2018 SCL Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 2,000	$ 2,000
Unused capacity, commitment fee percentage	0.60%
Undrawn borrowing facilities					$ 2,020		$ 2,000	$ 2,000
2018 SCL General Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	2.0
2018 SCL Swing-Line Loan Sub-Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	1.0
2016 VML Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Unused capacity, commitment fee percentage				0.50%
Weighted average interest rate						3.10%	2.60%
Loss on modification or early retirement of debt		$ (9)	$ (72)
2016 VML Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 4,120
2016 VML Non-Extended Term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				269
2016 VML Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,000

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.